Acquisitions (Details 1) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended									12 Months Ended							12 Months Ended												12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2010	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 19, 2012	Oct. 08, 2012	Oct. 04, 2012	Jan. 05, 2011	Nov. 03, 2010	Oct. 26, 2010	Dec. 31, 2012 Technology-related [Member]	Dec. 31, 2011 Technology-related [Member]	Dec. 31, 2010 Technology-related [Member]	Jan. 04, 2011 Sadra Medical Inc [Member]	Jan. 05, 2011 Intelect Medical Inc [Member]	Dec. 31, 2011 2011 Acquisitions [Member]	Mar. 31, 2011 2011 Acquisitions [Member]	Dec. 31, 2012 Low end of range [Member] 2012 Acquisitions [Member] Technology-related [Member]	Dec. 31, 2011 Low end of range [Member] 2011 Acquisitions [Member] Technology-related [Member]	Dec. 31, 2012 Low end of range [Member] Purchased research and development [Member] 2012 Acquisitions [Member]	Dec. 31, 2011 Low end of range [Member] Purchased research and development [Member] 2011 Acquisitions [Member]	Dec. 31, 2012 High end of range [Member] 2012 Acquisitions [Member] Technology-related [Member]	Dec. 31, 2011 High end of range [Member] 2011 Acquisitions [Member] Technology-related [Member]	Dec. 31, 2012 High end of range [Member] Purchased research and development [Member] 2012 Acquisitions [Member]	Dec. 31, 2011 High end of range [Member] Purchased research and development [Member] 2011 Acquisitions [Member]	Dec. 31, 2012 R&D- and commercialization-based milestones [Member] Maximum [Member]	Dec. 31, 2012 R&D- and commercialization-based milestones [Member] Minimum [Member]	Dec. 31, 2012 Discounted cash flow [Member] revenue-based payments [Member] Maximum [Member]	Dec. 31, 2012 Discounted cash flow [Member] revenue-based payments [Member] Minimum [Member]	Dec. 31, 2012 Monte Carlo [Member] revenue-based payments [Member] Maximum [Member]	Dec. 31, 2012 Monte Carlo [Member] revenue-based payments [Member] Minimum [Member]
Business Acquisition [Line Items]
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High												$ 125	$ 175	$ 90		$ 24	$ 250				$ 193
Pre-acquisition equity interest																					14.00%	15.00%
Business Acquisition, Cost of Acquired Entity, Cash Paid												300	90	20		5	194				193	60		370
Business Combination, Assets and Liabilities Arising from Contingencies, Amount Recognized, Net						465
Gain On Transactions						38
Pre-acquisition equity interest																					14.00%	15.00%
Intangible asset impairment charges	13	129		9	12		5	60	142	21	65								9	65
Allocation of purchase price to various intangible asset categories
Amortizable intangible assets											175												97
Indefinite-lived intangible assets											45												470
Business Acquisition, Purchse Price Allocation, Net Intangible Assets																							567
Weighted Average Amortization Period (in years)			7 years 0 months 0 days								11 years 10 months 24 days
Business Combination Equity Ownership Before Transaction															11
Note Receivable															6
Business Combination, Step Acquisition, Equity Interest in Acquiree, Fair Value															55
Risk-adjusted discount rate for contingent consideration																																	2.40%	0.90%	18.00%	12.00%
Contingent payment related to business combination									$ 154	$ 7
Range Of Risk Adjusted Discount Rates Used In Purchase Price Allocation																									14.00%	23.00%	14.00%	23.00%	28.00%	25.00%	28.00%	30.00%
contingent consideration liability, probability of payment																																	95.00%	0.00%	100.00%	65.00%
contingent consideration liability, projected year of payment																																	2017	2013	2018	2013	2018	2013
Revenue Volatility - Contingent Consideration																																					29.00%	15.00%